Long Term Debt (Details) - Schedule of Long-term Debt Instruments - USD ($)	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Debt Instrument [Line Items]
Current Portion	$ 111,778	$ 5,683
Long Term Portion	$ 0	$ 0	$ 0
Automobiles [Member] | Loans Payable [Member]
Debt Instrument [Line Items]
Date of Loan	09/01/14
Original Loan	$ 14,975
Purpose	Truck loan
Interest Rate	9.00%
Term	36 Months
Current Portion	$ 4,048
Long Term Portion	$ 5,292
Line of Credit, Orchard St Funding [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Date of Loan	11-25-15
Original Loan	$ 50,000
Purpose	Credit Line
Interest Rate	20.00%
Term	6 Months
Current Portion	$ 45,240
Long Term Portion	$ 0
Line of Credit, Ascentium Capital [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Date of Loan	08-27-14
Original Loan	$ 50,000
Purpose	Credit Line
Interest Rate	24.00%
Term	18 Months
Current Portion	$ 6,705
Long Term Portion	$ 0
Line of Credit, Private Lender [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Date of Loan	Var 2015
Original Loan	$ 59,833
Purpose	Credit Line
Interest Rate	12.00%
Term	Demand
Current Portion	$ 59,833
Long Term Portion	$ 0